UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Quarter Ended:   March 31, 2002

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Ronald Sadoff's Major Trends
Address:  250 W. Coventry Court
          Milwaukee, WI 53217

Form 13F File No:   28-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Ronald Sadoff
Title:         Sole Proprietor
Phone:         (414) 352-8460
Signature, Place, and Date of Signing:



/s/ Ronald Sadoff    Milwaukee, Wisconsin     April 18, 2002
-----------------    --------------------    ----------------
     (Signature)         (City/State)             (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None



                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            45

Form 13F Information Table Value Total:      $191,019
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None.







                                 RONALD SADOFF'S MAJOR TRENDS
                                           FORM 13F
                                        March 31, 2002

                                                                                      Voting Authority
Name of Issuer            Title
                            of              Value     Shares/  Sh/  Put/ Invst  Otr
                          Class    CUSIP   (x$1000)   Prn Amt  Prn  Call Dsctn  Mgrs   Sole   Shr None
--------------            -----    ------  -------    -------  ---  ---- -----  ----   -----  --- ----
AMERICAN INTL GROUP        COM   026874107   6,642  92,067.03  SH         Sole       92,067.03
AMGEN                      COM   031162100   3,668     61,453  SH         Sole          61,453
BAXTER INTERNATIONAL INC.  COM   071813109  12,923    217,126  SH         Sole         217,126
BECKMAN                    COM   075811109     564     11,050  SH         Sole          11,050
BIOGEN                     COM   090597105   2,204     44,925  SH         Sole          44,925
BIOMET INC.                COM   090613100   1,800     66,508  SH         Sole          66,508
BRINKER INTL               COM   109641100   4,858    149,900  SH         Sole         149,900
CITIGROUP                  COM   172967101  13,000    262,519  SH         Sole         262,519
CITY NATIONAL              COM   178566105     295      5,600  SH         Sole           5,600
DOW JONES                  COM   260561105   2,631     45,191  SH         Sole          45,191
EXXON CORP.                COM   30231G102     749     17,100  SH         Sole          17,100
FANNIE MAE                 COM   313586109  13,833    173,168  SH         Sole         173,168
FREDDIE MAC                COM   313400301  13,361    210,845  SH         Sole         210,845
GANNETT INC.               COM   364730101  11,516  151,331.3  SH         Sole       151,331.3
GENENTECH                  COM   368710406   3,938     78,052  SH         Sole          78,052
GENERAL MILLS              COM   370334104  10,208    208,957  SH         Sole         208,957
GENZYME                    COM   372917104   1,206     27,610  SH         Sole          27,610
H&R BLOCK                  COM   093671105   2,265  50,949.37  SH         Sole       50,949.37
HERSHEY FOODS CORP.        COM   427866108   1,881     27,450  SH         Sole          27,450
INTERNATIONAL GAME TEC     COM   459902102   3,702     59,400  SH         Sole          59,400
KNIGHT RIDDER INC.         COM   499040103   2,799     40,755  SH         Sole          40,755
MANDALAY RESORT GRP        COM   562567107     338     11,000  SH         Sole          11,000
MARSH & MCLENNAN           COM   571748102   7,309     64,831  SH         Sole          64,831
MCCLATCHY COMPANY CLASS A  COM   579489105     356      6,000  SH         Sole           6,000
MCCORMICK & CO.            COM   579780206   8,051    157,466  SH         Sole         157,466
MEDIA GENERAL              COM   584404107     349      5,500  SH         Sole           5,500
MEDIMMUNE                  COM   584699102     256      6,500  SH         Sole           6,500
MELLON FINANCIAL CORP.     COM   58551A108   5,833    151,150  SH         Sole         151,150
MGM MIRAGE                 COM   552953101   3,210     88,600  SH         Sole          88,600
NEW YORK TIMES CO. CL A    COM   650111107   9,763    203,998  SH         Sole         203,998
PFIZER INC.                COM   717081103     442     11,131  SH         Sole          11,131
PNC FINANCIAL SERVICES     COM   693475105   5,944     96,659  SH         Sole          96,659
SBC COMMUN INC.            COM   78387G103     210      5,600  SH         Sole           5,600
SMUCKERS                   COM   832696306     473     14,000  SH         Sole          14,000
ST JUDE MEDICAL INC.       COM   790849103   5,762     74,685  SH         Sole          74,685
TENET HEALTHCARE           COM   88033G100   5,020     74,900  SH         Sole          74,900
TOOTSIE ROLL INDS          COM   890516107   2,000     43,497  SH         Sole          43,497
TRIBUNE CO. NEW            COM   896047107   3,210     70,622  SH         Sole          70,622
UNITEDHEALTH GROUP         COM   91324P102     344      4,500  SH         Sole           4,500
VERIZON COMMUNICATIONS     COM   92343V104     320      6,937  SH         Sole           6,937
WASHINGTON POST            COM   939640108   6,505     10,716  SH         Sole          10,716
WELLPOINT HEALTH NETWORK   COM   94973H108   5,663     88,950  SH         Sole          88,950
WENDY'S INTL               COM   950590109   2,575     73,600  SH         Sole          73,600
WHITE MOUNTAINS INS GRP    COM   G9618E107   2,217      6,420  SH         Sole           6,420
WMS INDUSTRIES INC.        COM   929297109     826     43,449  SH         Sole          43,449

REPORT SUMMARY              45             191,019